Other Gains (Losses) - Summary of Other gains (losses) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER GAINS (LOSSES)
Gain on sale of GNL Quintero S.A.			$ 121,325,018
Gain on sale of Electrogas		$ 105,311,912
Gain on sale of assets	$ 3,024,549	7,779,531
Other	385,830	149,753	165,044
Other gains (losses)	$ 3,410,379	$ 113,241,196	$ 121,490,062